Property, Equipment and Leasehold Improvements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FaZe Clan Inc. [Member]
Property, Equipment and Leasehold Improvements [Line Items]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

3.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements as of March 31, 2022 and December 31, 2021 consisted of the following:

	(in thousands)
	March 31, 2022	December 31, 2021
Furniture/Fixtures	$404	$159
Computer equipment	3,301	708
Vehicles	106	106
Leasehold improvements	379	731
Subtotal	4,190	1,704
Less accumulated depreciation	(465)	(779)
Property, equipment and leasehold improvements, net	$3,725	$925

Depreciation expense totaled $0.1 million and $0.1 million for the three months ended March 31, 2022 and 2021, respectively. During the three months ended March 31, 2022, the Company disposed of certain leasehold improvements that were fully depreciated at the time of disposal, and there was no gain or loss on disposal.

3.      PROPERTY, equipment and leasehold improvements

Property, equipment and leasehold improvements as of December 31, 2021 and 2020 consisted of the following:

	(in thousands)
	December 31, 2021	December 31, 2020
Furniture/Fixtures	$159	$153
Computer equipment	708	306
Vehicles	106	106
Leasehold improvements	731	409
Subtotal	1,704	974
Less: Accumulated depreciation	(779)	(297)
Property, equipment and leasehold improvements, net	$925	$677

Depreciation expense totaled $0.5 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively.